The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 60.5%
	BROAD BASED — 1.1%
111,552	USCF SummerHaven Dynamic Commodity Strategy No. K-1 Fund	$2,166,228
	BROAD MARKET — 10.6%
159,778	Schwab Fundamental U.S. Broad Market ETF	3,716,436
41,152	Vanguard U.S. Momentum Factor ETF	6,764,154
71,964	Vanguard U.S. Quality Factor ETF	10,139,008
		20,619,598
	CONSUMER STAPLES — 2.5%
49,409	Fidelity MSCI Consumer Staples Index ETF	2,442,287
11,539	Vanguard Consumer Staples ETF	2,439,114
		4,881,401
	CORPORATE — 2.1%
82,159	Franklin Senior Loan ETF	1,993,588
12,544	iShares High Yield Systematic Bond ETF	589,694
13,258	iShares Investment Grade Systematic Bond ETF	588,125
46,101	Principal Active High Yield ETF	884,217
		4,055,624
	EMERGING MARKETS — 3.3%
120,366	Schwab Fundamental Emerging Markets Equity ETF	3,496,632
82,738	SPDR S&P Emerging Markets Dividend ETF	2,918,583
		6,415,215
	GLOBAL — 1.8%
26,022	SPDR Global Dow ETF	3,435,685
	GOVERNMENT — 0.5%
5,421	iShares 10-20 Year Treasury Bond ETF	539,606
5,107	iShares 7-10 Year Treasury Bond ETF	472,142
		1,011,748
	INTERNATIONAL — 5.7%
81,177	Invesco S&P International Developed Momentum ETF	3,299,033
47,834	iShares Currency Hedged MSCI EAFE Small-Cap ETF	1,531,166
30,156	iShares International Dividend Growth ETF	2,049,402
47,203	Vanguard FTSE Developed Markets ETF	2,257,247
78,326	Xtrackers MSCI EAFE High Dividend Yield Equity ETF	1,902,539
		11,039,387
	LARGE-CAP — 13.1%
81,828	Fidelity High Dividend ETF	4,086,490
10,290	Invesco QQQ Trust Series 1	5,260,557
145,111	Schwab Fundamental U.S. Large Co. ETF	3,436,229
162,529	Schwab U.S. Large-Cap Growth ETF	4,529,683

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	LARGE-CAP (Continued)
21,105	Vanguard Mega Cap ETF	$4,488,189
22,232	Vanguard Value ETF	3,763,878
		25,565,026
	LONG TERM CORPORATE BOND — 0.7%
31,507	FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	1,321,095
	MID-CAP — 9.3%
142,335	Fidelity Small-Mid Multifactor ETF	5,859,932
40,228	Invesco S&P Midcap 400 Revenue ETF	4,675,713
37,248	Invesco S&P MidCap Momentum ETF	4,601,245
35,367	VictoryShares U.S. Small Mid Cap Value Momentum ETF	2,978,372
		18,115,262
	PRECIOUS METALS — 3.4%
130,137	abrdn Physical Silver Shares ETF*	3,587,877
60,702	iShares Gold Trust*	3,005,356
		6,593,233
	SMALL-CAP — 5.5%
46,993	Invesco S&P SmallCap Momentum ETF	3,106,707
71,009	JPMorgan Small & Mid Cap Enhanced Equity ETF	4,293,914
36,388	SPDR S&P 600 Small Cap Growth ETF	3,287,656
		10,688,277
	THEMATIC — 0.9%
46,407	Global X U.S. Infrastructure Development ETF	1,875,307
	Total Exchange-Traded Funds
	(Cost $105,245,645)	117,783,086
	MUTUAL FUNDS — 37.0%
	AGGREGATE BOND — 2.5%
270,595	Vanguard Core Bond Fund, Admiral Shares	4,789,525
	BLEND BROAD MARKET — 5.4%
81,404	DFA U.S. Core Equity 1 Portfolio - Class Institutional	3,520,731
254,085	DFA U.S. Vector Equity Portfolio - Class Institutional	6,944,145
		10,464,876
	BLEND LARGE CAP — 4.0%
100,749	DFA U.S. Large Co. Portfolio - Class Institutional	3,928,188
41,767	Schwab S&P 500 Index Fund	3,770,346
		7,698,534
	BLEND MID CAP — 4.0%
214,322	Vanguard Strategic Equity Fund - Class Investor	7,745,589

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	EMERGING MARKET STOCK — 0.8%
19,926	New World Fund, Inc. - Class F-3	$1,534,683
	EMERGING MARKETS BOND — 1.2%
116,631	Nuveen Emerging Markets Debt Fund - Class R6	991,366
62,009	Vanguard Emerging Markets Bond Fund, Admiral Shares	1,441,706
		2,433,072
	FOREIGN AGGREGATE BOND — 1.4%
264,309	Dodge & Cox Global Bond Fund - Class I	2,777,892
	FOREIGN BLEND — 5.8%
183,695	DFA International Small Co. Portfolio - Class Institutional	3,563,674
229,417	Dimensional Global Equity Portfolio - Class Institutional	7,807,048
		11,370,722
	FOREIGN VALUE — 3.6%
96,297	American Beacon EAM International Small Cap Fund - Class R5	1,522,453
70,531	DFA International Small Cap Value Portfolio - Class Institutional	1,546,743
76,351	DFA International Value Portfolio - Class Institutional	1,572,058
175,005	Dodge & Cox Global Stock Fund - Class I	2,399,319
		7,040,573
	GROWTH BROAD MARKET — 3.1%
97,074	New Perspective Fund - Class R-6	6,033,179
	GROWTH LARGE CAP — 3.0%
86,834	Nuveen Large Cap Growth Index Fund - Class R6	5,815,283
	HIGH YIELD BOND — 0.4%
71,362	American High-Income Trust - Class F-3	696,493
	VALUE MID CAP — 1.8%
103,134	DFA U.S. Targeted Value Portfolio - Class Institutional	3,544,724
	Total Mutual Funds
	(Cost $64,075,342)	71,945,145
	MONEY MARKET FUNDS — 2.5%
1,853,961	Gabelli U.S. Treasury Money Market Fund - Class AAA, 4.42%[1]	1,853,961
3,016,985	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.31%[1]	3,016,985
	Money Market Funds
	(Cost $4,870,946)	4,870,946

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	MONEY MARKET FUNDS (Continued)
	TOTAL INVESTMENTS — 100.0%
	(Cost $174,191,933)	$194,599,177
	Other Assets in Excess of Liabilities — 0.0%	9,575
	TOTAL NET ASSETS — 100.0%	$194,608,752

*Non-income producing security.
[1]Effective 7 day yield as of December 31, 2024.